Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Equity (Tables) [Line Items]
Schedule of Common Stock Issuable Upon Exercise of Warrants Outstanding

The following table summarizes the shares of the Company’s common stock issuable upon exercise of options outstanding at December 31, 2024:

Options Outstanding				Options Exercisable
Range of Exercise Price	Number Outstanding at December 31, 2024	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable at December 31, 2024	Weighted Average Exercise Price
$2.93 - 31.20	20,198	3.54	$14.76	14,591	$16.38
48.75 - 123.00	20,517	2.04	78.91	20,517	78.91
154.50 - 289.50	11,764	3.44	218.21	11,764	218.21
$2.93 - 289.50	52,479	2.93	$85.45	46,872	$94.41

Schedule of Stock Option Activity

Stock option activity for the three months ended March 31, 2025 was as follows:

	Number of Options	Weighted Average Exercise Price
Outstanding at January 1, 2025	52,479	$85.45
Granted	2,665	3.26
Expired / cancelled	(3,719)	(132.47)
Outstanding at March 31, 2025	51,425	$77.79
Options exercisable at March 31, 2025	47,493	$83.97
Options expected to vest	3,932	$3.13

Stock warrant activity for the three months ended March 31, 2025 was as follows:

	Number of Warrants	Weighted Average Exercise Price
Outstanding at January 1, 2025	182,996	$21.37
Exercised	(11,833)	(58.63)
Outstanding at March 31, 2025	171,163	$18.79
Warrants exercisable at March 31, 2025	91,163	$28.70
Warrants expected to vest	80,000	$7.50

Stock option activity for the years ended December 31, 2024 and 2023 was as follows:

	Number of Options	Weighted Average Exercise Price
Outstanding at January 1, 2023	53,357	$195.45
Granted	12,452	35.25
Expired	(8,929)	(267.90)
Outstanding at December 31, 2023	56,880	149.03
Granted	10,265	4.13
Expired	(14,666)	(275.14)
Outstanding at December 31, 2024	52,479	$85.45
Options exercisable at December 31, 2024	46,872	$94.41
Options expected to vest	5,607	$10.56

Stock warrant activity for the years ended December 31, 2024 and 2023 was as follows:

	Number of Warrants	Weighted Average Exercise Price
Outstanding at January 1, 2023	8,264	$187.50
Issued	34,771	48.90
Outstanding at December 31, 2023	43,035	75.53
Issued	169,527	10.28
Cancelled (*)	(23,288)	(32.85)
Exercised	(6,278)	(50.77)
Outstanding at December 31, 2024	182,996	$21.37
Warrants exercisable at December 31, 2024	102,996	$32.13
Warrants expected to vest	80,000	$7.50

Schedule of Nonvested Stock Options Granted

A summary of the status of the Company’s nonvested stock options granted as of March 31, 2025 and changes during the three months ended March 31, 2025 is presented below:

	Number of Options	Weighted Average Exercise Price
Nonvested at January 1, 2025	5,943	$11.54
Granted	2,665	3.26
Cancelled	(1,853)	(27.40)
Vested	(2,823)	(5.03)
Nonvested at March 31, 2025	3,932	$3.13

A summary of the status of the Company’s nonvested stock warrants issued as of March 31, 2025 and changes during the three months ended March 31, 2025 is presented below:

	Number of Warrants	Weighted Average Exercise Price
Nonvested at January 1, 2025	80,000	$7.50
Vested	-	-
Nonvested at March 31, 2025	80,000	$7.50

A summary of the status of the Company’s nonvested stock options granted as of December 31, 2024 and changes during the years ended December 31, 2024 and 2023 is presented below:

	Number of Options	Weighted Average Exercise Price
Nonvested at January 1, 2023	1,334	$64.35
Granted	12,452	35.25
Vested	(8,475)	(47.14)
Nonvested at December 31, 2023	5,311	23.55
Granted	10,265	4.13
Vested	(9,969)	(10.90)
Nonvested at December 31, 2024	5,607	$10.56

A summary of the status of the Company’s nonvested stock warrants issued as of December 31, 2024 and changes during the years ended December 31, 2024 and 2023 was presented below:

	Number of Warrants	Weighted Average Exercise Price
Nonvested at January 1, 2023	-	$-
Issued	34,771	48.90
Vested	(19,560)	55.95
Nonvested at December 31, 2023	15,211	39.90
Issued	169,527	10.28
Cancelled	(23,288)	(32.85)
Vested	(81,450)	(12.10)
Nonvested at December 31, 2024	80,000	$7.50

Schedule of Common Stock Issuable Upon Exercise of Options Outstanding

The following table summarizes the shares of the Company’s common stock issuable upon exercise of warrants outstanding at December 31, 2024:

Warrants Outstanding				Warrants Exercisable
Range of Exercise Price	Number Outstanding at December 31, 2024	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable at December 31 , 2024	Weighted Average Exercise Price
$7.50 - 37.50	165,510	4.40	$10.50	85,510	$13.31
67.50	9,222	3.40	67.50	9,222	67.50
187.50	8,264	2.30	187.50	8,264	187.50
$7.50 - 187.50	182,996	4.25	$21.37	102,996	$32.13
*	Second Warrant, which was issued on May 23, 2023, July 6, 2023, October 9, 2023, and March 7, 2024, was cancelled in June 2024. Second Warrant, which was issued on June 5, 2024, is still outstanding as of December 31, 2024.

Options [Member]
Equity (Tables) [Line Items]
Schedule of Common Stock Issuable Upon Exercise of Options Outstanding

The following table summarizes the shares of the Company’s common stock issuable upon exercise of options outstanding at March 31, 2025:

Options Outstanding				Options Exercisable
Range of Exercise Price	Number Outstanding at March 31, 2025	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable at March 31, 2025	Weighted Average Exercise Price
$2.93 - 31.20	21,010	3.48	$12.19	17,078	$14.28
48.75 - 123.00	20,517	1.79	78.91	20,517	78.91
154.50 - 264.00	9,898	3.82	214.71	9,898	214.71
$2.93 - 264.00	51,425	2.87	$77.79	47,493	$83.97

Warrants Outstanding [Member]
Equity (Tables) [Line Items]
Schedule of Common Stock Issuable Upon Exercise of Options Outstanding

The following table summarizes the shares of the Company’s common stock issuable upon exercise of warrants outstanding at March 31, 2025:

Warrants Outstanding				Warrants Exercisable
Range of Exercise Price	Number Outstanding at March 31, 2025	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable at March 31, 2025	Weighted Average Exercise Price
$7.50 - 37.50	162,010	4.17	$9.92	82,010	$12.27
67.50	889	3.18	67.50	889	67.50
187.50	8,264	2.06	187.50	8,264	187.50
$7.50 - 187.50	171,163	4.06	$18.79	91,163	$28.70